Regulatory matters	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Regulatory matters	Regulatory matters
The operating companies within the Regulated Services Group are subject to regulation by the respective authorities of the jurisdictions in which they operate. The respective public utility commissions have jurisdiction with respect to rate, service, accounting policies, issuance of securities, acquisitions and other matters. Except for ESSAL, these utilities operate under cost-of-service regulation as administered by these authorities. The Company’s regulated utility operating companies are accounted for under the principles of ASC 980, Regulated Operations. Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenue or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate setting process.
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period. The following regulatory proceedings were recently completed:

Utility	State	Regulatory proceeding type	Annual revenue increase (decrease)	Effective date
New England Natural Gas System	Massachusetts	General System Enhancement Plan	$2,679	May 1, 2020
Energy North Gas System	New Hampshire	Cast Iron/Bare Steel Replacement Program Results	$1,613	July 1, 2020
Granite State Electric System	New Hampshire	General Rate Review	$5,474	July 1, 2020. The regulator also approved a one-time recoupment of $1,836 for the difference between the final rates and temporary rate increase of $2,093 granted on July 1, 2019.
Empire Electric System (Missouri)	Missouri	General Rate Review	$992	September 16, 2020
Peach State Gas System	Georgia	General Rate Review	$1,566	August 1, 2020
Calpeco Electric System	California	General Rate Review	$5,277	Retroactive to January 1, 2019
Various	Various	General Rate Review	($283)
7.Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	December 31, 2020	December 31, 2019
Regulatory assets
Retired generating plant (a)	$194,192	$—
Pension and post-employment benefits (b)	178,403	143,292
Rate adjustment mechanism (c)	99,853	69,121
Environmental remediation (d)	87,308	82,300
Income taxes (e)	77,730	71,506
Debt premium (f)	35,688	42,150
Fuel and commodity cost adjustments (g)	18,094	23,433
Clean energy and other customer programs (h)	26,400	25,859
Deferred capitalized costs (i)	34,398	38,833
Asset retirement obligation (j)	26,546	23,841
Wildfire mitigation and vegetation management (k)	22,736	5,043
Long-term maintenance contract (l)	14,405	13,264
Rate review costs (m)	8,054	7,205
Other	21,664	14,040
Total regulatory assets	$845,471	$559,887
Less: current regulatory assets	(63,042)	(50,213)
Non-current regulatory assets	$782,429	$509,674

Regulatory liabilities
Income taxes (e)	$322,317	$321,960
Cost of removal (n)	200,739	205,739
Pension and post-employment benefits (b)	26,311	22,256
Fuel and commodity costs adjustments (g)	20,136	17,729
Rate adjustment mechanism (c)	5,214	10,446
Clean energy and other customer programs (h)	10,440	6,871
Rate base offset (o)	6,874	8,719
Other	9,487	13,658
Total regulatory liabilities	$601,518	$607,378
Less: current regulatory liabilities	(38,483)	(41,683)
Non-current regulatory liabilities	$563,035	$565,695
(a)Retired generating plant
On March 1, 2020, the Company's 200 MW coal generation facility located in Asbury, Missouri, ceased operations. The Company transferred the remaining net book value of Asbury’s plant retired from plant in-service to a regulatory asset. The ultimate valuation of the regulatory asset will be determined in future commission orders. The Company is also assessing the decommissioning requirements associated with the retirement of the facility. Per commission orders in its jurisdictions, the Company is required to track the impact of Asbury's retirement on rates for consideration in the next rate case. The Company expects to defer such amounts collected from customers until new rates become effective. The accrual for this estimated amount includes revenues collected related to Asbury that will be subject to a future rate review proceeding and possible refund to customers. The ultimate resolution of this matter is uncertain.
7.Regulatory matters (continued)
(b)Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. The balance is recovered through rates over the future service years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712, Compensation Non-retirement Post-employment Benefits and ASC 715, Compensation Retirement Benefits before the transfer to regulatory asset occurred. The annual movements in AOCI for Empire Electric and Gas systems' and St. Lawrence Gas system's pension and OPEB plans (note 10(a)) are also reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery. Finally, the regulators have also approved tracking accounts for a number of the utilities. The amounts recorded in these accounts occur when actual expenses differ from those adopted and recovery or refunds are expected to occur in future periods.
(c)Rate adjustment mechanism
Revenue for Calpeco Electric System, Park Water System, New England Gas System, Midstates Natural Gas system, EnergyNorth Natural Gas System, and BELCO is subject to a revenue decoupling mechanism approved by their respective regulator, which allows revenue decoupling from sales. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but to be collected over a period not exceeding 24 months are accrued upon approval of the Final Order. The difference between New Brunswick Gas' regulated revenues and its regulated cost of service in past years is also recorded as a regulatory asset and is recovered on a straight-line basis over the next 26 years. The revenue from BELCO includes a component that is designed to recover budgeted capital and operating expenses for the current year. To the extent actual capital and operating expenditures are lower than the budgeted amounts, 80% of the shortfall is refundable to customers and is recorded as a regulatory liability.
(d)Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 12(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.
(e)Income taxes
The income taxes regulatory assets and liabilities represent income taxes recoverable through future revenues required to fund flow-through deferred income tax liabilities and amounts owed to customers for deferred taxes collected at a higher rate than the current statutory rates.
(f)Debt premium
Debt premium on acquired debt is recovered as a component of the weighted average cost of debt.
(g)Fuel and commodity cost adjustments
The revenue from the utilities includes a component that is designed to recover the cost of electricity and natural gas through rates charged to customers. To the extent actual costs of power or natural gas purchased differ from power or natural gas costs recoverable through current rates, that difference is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of electricity and natural gas in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 24(b)(i)) are recoverable through the commodity costs adjustment.
(h)Clean energy and other customer programs
The regulatory asset for Clean Energy and customer programs includes initiatives related to solar rebate applications processed and resulting rebate-related costs. The amount also includes other energy efficiency programs.
7.Regulatory matters (continued)
(i)Deferred capitalized costs
Deferred capitalized costs reflect deferred construction costs and fuel-related costs of specific generating facilities of the Empire Electric System. These amounts are being recovered over the life of the plants. The amount also includes capitalized operating and maintenance costs of New Brunswick Gas, and these amounts are being recovered at a rate of 2.43% annually over the next 29 years.
During the year, Empire Electric made an election under Missouri law to apply the plant-in-service accounting (“PISA”) regulatory mechanism, which permits Empire Electric to defer, on a Missouri jurisdictional basis, 85% of the depreciation expense and carrying costs at the applicable weighted average cost of capital (“WACC”) on certain property, plant, and equipment placed in service after the election date and not included in base rates. The portions of regulatory asset balances that are not yet being recovered through rates shall include carrying costs at the WACC, plus applicable federal, state, and local income or excise taxes. Regulatory asset balances included in rate base shall be recovered in rates through a 20-year amortization beginning on the effective date of new rates. The Company recognizes the cost of debt on PISA deferrals as reduction of interest expense. The difference between the WACC and cost of debt will be recognized in revenue when recovery of such deferrals is reflected in customer rates. The regulatory asset associated with PISA as at December 31, 2020 is not material.
(j)Asset retirement obligation
Asset retirement obligations are recorded for legally required removal costs of property, plant and equipment. The costs of retirement of assets as well as the on-going liability accretion and asset depreciation expense are expected to be recovered through rates.
(k)Wildfire mitigation and vegetation management
The regulatory asset for vegetation management includes wildfire insurance in the Company's California operations as well as spending related to dead trees program, to prevent future forest fires and general vegetation management.
(l)Long-term maintenance contract
To the extent actual costs of long-term maintenance incurred for one of Empire Electric System's power plants differ from the costs recoverable through current rates, that difference is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets.
(m)Rate review costs
The cost to file, prosecute and defend rate review applications is referred to as rate review costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.
(n)Cost of removal
Rates charged to customers cover for costs that are expected to be incurred in the future to retire the utility plant. A regulatory liability tracks the amounts that have been collected from customers net of costs incurred to date.
(o)Rate base offset
The regulators imposed a rate base offset that will reduce the revenue requirements at future rate proceedings. The rate base offset declines on a straight-line basis over a period of 10-16 years.
As recovery of regulatory assets is subject to regulatory approval, if there were any changes in regulatory positions that indicate recovery is not probable, the related cost would be charged to earnings in the period of such determination. The Company generally earns carrying charges on the regulatory balances related to commodity cost adjustment, retroactive rate adjustments and rate review costs.